SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss attributable to the common stockholders	$ (2,929,817)	$ (3,004,619)
Basic weighted average outstanding shares of common stock	37,396,591	36,396,594
Dilutive effect of options and warrants
Diluted weighted average common stock and common stock equivalents	37,396,591	36,396,594
Basic and diluted	$ (0.08)	$ (0.08)